Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 27, 2014	Dec. 28, 2013
ASSETS
Cash and cash equivalents		$ 6,134	$ 9,375
Short-term Investments		2,592	303
Accounts and notes receivable, net		6,651	6,954
Inventories	[1]	3,143	3,409
Prepaid expenses and other current assets		2,143	2,162
Assets, Current		20,663	22,203
Property, Plant and Equipment, net		17,244	18,575
Amortizable Intangible Assets, net		1,449	1,638
Goodwill		14,965	16,613
Indefinite-Lived Intangible Assets (Excluding Goodwill)		12,639	14,401
Nonamortizable Intangible Assets		27,604	31,014
Equity Method Investments		2,689	2,623
Other Assets		860	1,425
Total Assets		70,509	77,478
LIABILITIES AND EQUITY
Short-term obligations		5,076	5,306
Accounts payable and other current liabilities		13,016	12,533
Liabilities, Current		18,092	17,839
Long-Term Debt Obligations		23,821	24,333
Other Liabilities, Noncurrent		5,744	4,931
Deferred Income Taxes		5,304	5,986
Liabilities		$ 52,961	$ 53,089
Commitments and contingencies
Preferred Stock, no par value		$ 41	$ 41
PepsiCo Common Shareholders’ Equity
Common Stock, Value, Issued		25	25
Additional Paid in Capital, Common Stock		4,115	4,095
Retained Earnings (Accumulated Deficit)		49,092	46,420
Accumulated other comprehensive loss		(10,669)	(5,127)
Stockholders' Equity Attributable to Parent		17,578	24,409
Stockholders' Equity Attributable to Noncontrolling Interest		110	110
Total Equity		17,548	24,389
Liabilities and Equity		70,509	77,478
Preferred Stock
LIABILITIES AND EQUITY
Treasury Stock, Value		(181)	(171)
Common Stock
LIABILITIES AND EQUITY
Treasury Stock, Value		$ (24,985)	$ (21,004)

[1]	Approximately 3% of the inventory cost in both 2014 and 2013 was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.